CRYPTOCURRENCIES	6 Months Ended
Jun. 30, 2024
CRYPTOCURRENCIES [Abstract]
CRYPTOCURRENCIES
10.   CRYPTOCURRENCIES

As of June 30, 2024 and December 31, 2023, the Group’s cryptocurrencies consist of the following:

In thousands of USD	At June 30, 2024	At December 31, 2023
Cryptocurrencies other than USDC	24,913	15,336
USDC	3	35
Total cryptocurrencies	24,916	15,371

The details of cryptocurrencies are as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
Cost:
Beginning balances	15,377	2,179
Additions	184,296	133,520
Disposals	(173,928)	(125,360)
Ending balances	25,745	10,339
Impairment:
Beginning balances	(6)	(4)
Additions	(823)	-
Disposals	-	1
Ending balances	(829)	(3)
Net book value:
Beginning balances	15,371	2,175
Ending balances	24,916	10,336

The supplemental information of cryptocurrencies other than USDC is as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
Cost:
Beginning balances	15,342	2,090
Additions	180,185	127,589
Disposals	(169,785)	(119,490)
Ending balances	25,742	10,189
Impairment:
Beginning balances	(6)	(4)
Additions	(823)	-
Disposals	-	1
Ending balances	(829)	(3)
Net book value:
Beginning balances	15,336	2,086
Ending balances	24,913	10,186

The management’s estimates of impairment provision of cryptocurrencies other than USDC are made based on the current market prices of cryptocurrencies as of each balance sheet date. Fluctuations in the market price of cryptocurrencies after the balance sheet date are not considered in determining the provision for impairment of cryptocurrencies other than USDC.